Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule Of Property, Plant And Equipment	The major classifications of property, equipment and software, including their respective expected useful lives, consisted of the following:

Asset type	Useful Life
Land	—
Land improvements	20 years
Buildings	20-40 years
Machinery and Equipment	3-18 years
Software	3-10 years
Property, plant and equipment consisted of the following:

	December 31,
(in Millions)	2020	2019
Land and land improvements	$85.8	$85.2
Buildings	83.0	68.3
Machinery and equipment	314.9	274.1
Construction in progress	284.0	243.4
Total cost	$767.7	$671.0
Accumulated depreciation	(222.4)	(202.2)
Property, plant and equipment, net	$545.3	$468.8